INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Current tax receivable	$ 457	$ 176
Temporary difference	287	1,468
Capital losses, which can be carried forward indefinitely [Member]
Statement [Line Items]
Deferred tax assets	10,456	10,456
Non-capital loss carry-forward [Member]
Statement [Line Items]
Deferred tax assets	$ 253	$ 338